Document and Entity Information	Aug. 30, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001559432
Document Type	8-K/A
Document Period End Date	Aug. 30, 2024
Entity Registrant Name	TXO Partners, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-41605
Entity Tax Identification Number	32-0368858
Entity Address, Address Line One	400 West 7th Street
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	334-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units representing limited partner interests
Trading Symbol	TXO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A of TXO Partners L.P. (the “Partnership”), amends and supplements the Current Report on Form 8-K of the Partnership, dated August 30, 2024 and filed with the Securities and Exchange Commission on August 30, 2024 (the “Initial Form 8-K”), which reported under Item 2.01 that on August 30, 2024, the Partnership and its wholly-owned subsidiary, Morningstar Operating LLC, closed the previously announced acquisition of certain producing oil and gas assets located in the Williston Basin of Montana and North Dakota from Eagle Mountain Energy Partners, LLC, a Delaware limited liability company (“EMEP”), and VR4-ELM, LP, a Texas limited partnership (“Vendera” and together with EMEP, the “EMEP Sellers”), pursuant to that certain Purchase and Sale Agreement, dated as of June 25, 2024, by and among the Partnership, Morningstar Operating LLC and the EMEP Sellers (the “Transactions”).